Convertible Notes, Omnibus Notes Agreement (Details) - Jelco [Member] $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Payment $ / shares	Dec. 31, 2020 USD ($) Payment $ / shares	Dec. 30, 2020 $ / shares
Omnibus Supplemental Agreements [Abstract]
Number of mandatory repayments | Payment	2	2
Mandatory repayment	$ 8,000	$ 8,000
Corporate liquidity	25,000	25,000
Maximum repayments in any twelve-month period ending on December 31	$ 12,000	$ 12,000
Term for achieving maximum repayments	12 months	12 months
Accrued and unpaid interest	$ 2,425	$ 2,425
Minimum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues	18,000	18,000
Maximum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues	$ 21,000	$ 21,000
Jelco Notes [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate		5.50%
Conversion price (in dollars per share) | $ / shares	$ 1.20	$ 1.20	$ 216